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                                                             SEC USE ONLY

                                 UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

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               (Please read instructions before preparing form.)
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If amended report check here: [ ]

        Wyser-Pratte Management Co., Inc.
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Name of Institutional Investment Manager
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        63 Wall Street          New York        NY      10005
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Business Address        (Street)        (City)  (State) (Zip)

        Guy Wyser-Pratte - President (212) 495-5350
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 16 U.S.C. 78ff(a).

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of May, 1999.

                                           Wyser-Pratte Management Co., Inc
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      by: /s/ Guy Wyser-Pratte
                                  ----------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                  to Submit This Report)



Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:   Name:                    13F File No.:
---------------------    -------------   ----------------------   --------------
1.                                       6.
---------------------    -------------   ----------------------   --------------
2.                                       7.
---------------------    -------------   ----------------------   --------------
3.                                       8.
---------------------    -------------   ----------------------   --------------
4.                                       9.
---------------------    -------------   ----------------------   --------------
5.                                       10.
---------------------    -------------   ----------------------   --------------








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


                        Wyser-Pratte Management Co., Inc
                                    FORM 13F
                                 March 31, 1999


                                                                             Investment Discretion                Voting Authority
                             Title                                           ---------------------                ----------------
        Security           of Class     CUSIP    Market Value    Quantity    Sole    Share   Other   Managers   Sole   Share   None
-----------------------    --------     -----    ------------    --------    ----    -----   -----   --------   ----   -----   ----

COMMON STOCK
AMP Inc                      com      031897101     9,156,663     170,000      x                              170,000
Airtouch Communications      com      00949T1O0    25,509,000     264,000      x                              264,000
*Alcatel Alsm ADR            com      013904305     4,371,012     191,606      x                              191,606
*Amer Int'l Grp              com      026874107    11,966,241      99,202      x                               99,202
American Stores Co           com      030096101    15,213,000     461,000      x                              461,000
Ascend Conmmunications       com      043491109    33,742,800     403,200      x                              403,200
Astra AB A shrs ADR          com      046298105     5,650,841     238,000      x                              238,000
*British Petrl               com      110889409    10,618,837     105,137      x                              105,137
Comsat Corp                  com      20564D107    60,806,369   2,101,300      x                            2,101,300
*DaimlerCrysler AG           com      D1668R123     7,020,063      81,807      x                               81,807
Delta & Pine Land Co LTD     com      247357106    38,804,899     979,400      x                              979,400
*Elan Corp PLC               com      284131208     6,675,633      95,708      x                               95,708
Fred Meyers Co               com      592907109    18,561,250     310,000      x                              310,000
*Medtronic Inc               com      585055106       882,194      12,274      x                               12,274
PennzEnergy Co               com      70931Q109     7,703,850     733,700      x                              733,700
Pharmerica Inc               com      717135107     4,509,500     901,900      x                              901,900
Platinum Technology          com      72764t101    14,214,771     557,442      x                              557,442
Telxon Corp                  com      879700102     6,897,869     730,900      x                              730,900
*Tyco Int'l Ltd              com      902124106     6,328,350      88,200      x                               88,200
U. S. Filter                 com      911843209    22,481,812     734,100      x                              734,100
                                                  -----------
Page Total                                        311,114,954                  x

                                                  -----------
GRAND TOTAL                                       311,114,954
                                                  ===========




* Note: Investment Advisor had identical SHORT positions in these securities as of 03/31/99